Line of Credit	9 Months Ended
Sep. 30, 2016
Receivables [Abstract]
Line of Credit

Note 6 Line of Credit

The following table discloses the terms, interest rate, and balance of the Company’s Line of Credit:

Lender	Principal Balance	Interest Rate	Loan Origination	Maturity Date	Balance as of Dec. 31, 2016	Balance as of Dec. 31, 2015	Monthly Payment
Chase Bank Line of Credit	$149,532	Prime Rate plus 3.50%	August 1, 2014	August 1, 2021	$99,688	$121,049	$1,780

Line of Credit Collateral is as follows:

This line of credit is secured by all accounts, chattel paper, equipment, general intangibles and inventory

.

The future minimum line of credit payments required are as follows:

Year ending December 31,	Amount
2017	$22,307
2018	$23,063
2019	$24,094
2020	$25,406
2021	$4,818
Total minimum payments required	$99,688